Severance and Retirement Plans - Weighted Average Assumptions Used to Determine Net Periodic Cost (Detail)	12 Months Ended
Mar. 31, 2012
Weighted-average assumptions:
Weighted-average assumptions: Discount rate	0.90%
Weighted-average assumptions: Assumed rate of increase in future compensation levels	1.50%
Weighted-average assumptions: Expected long-term rate of return on plan assets	2.00%